Shareholders' Equity (Details)																					1 Months Ended			2 Months Ended	12 Months Ended
	Jul. 23, 2024 $ / shares shares	Jul. 11, 2024 $ / shares shares	Jul. 10, 2024 $ / shares shares	Jul. 09, 2024 USD ($) Y $ / shares shares	Jun. 25, 2024 $ / shares shares	Jun. 20, 2024 $ / shares shares	Jun. 14, 2024 $ / shares shares	Jun. 11, 2024 $ / shares shares	Apr. 22, 2024 USD ($) $ / shares shares	Apr. 15, 2024 $ / shares shares	Jan. 03, 2024 $ / shares shares	Sep. 06, 2023 $ / shares shares	Jun. 08, 2023 $ / shares shares	May 22, 2023 $ / shares shares	May 10, 2023 $ / shares shares	May 09, 2023 $ / shares shares	May 02, 2023 $ / shares shares	Apr. 27, 2023 $ / shares shares	Dec. 21, 2022 $ / shares	Aug. 11, 2017	Nov. 01, 2024 $ / shares shares	Aug. 31, 2024 USD ($)	Apr. 30, 2023 shares	Mar. 14, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) Vote $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Jul. 08, 2024 $ / shares	Dec. 31, 2022 shares
Shareholders' Equity
Preferred stock, shares authorized																									350,000	350,000
Fair value per share | $ / shares																		$ 23.36
Number of shares issued																		3,125
Shares issued price per share | $ / shares									$ 6.40
Shares issues (in shares)																									229,919	56,609		11,946
Weighted average price per share (in Dollars per share) | $ / shares																									$ 3.35	$ 10.45
Total issuance costs | $				$ 7,500,000
Financial advisory, banker, and legal fees | $				400,000
Warrant modification - incremental value | $				$ 7,200,000																					$ 7,177,683
Maximum
Shareholders' Equity
Preferred stock, shares authorized																									350,000
B Riley Sales Agreement [Member]
Shareholders' Equity
Threshold percentage of compensation from gross proceeds																				3.00%
Existing Warrants
Shareholders' Equity
Number of common warrants to purchase shares issued				703,125
Exercise price of warrants | $ / shares				$ 6.00																							$ 6.40
Proceeds from the exercise of pre-funded warrants | $				$ 4,200,000
Pre-funded warrants
Shareholders' Equity
Warrants issued																264,815
New Warrants
Shareholders' Equity
Aggregate warrants issued (shares)				1,054,688
New Warrants | Dividend yield
Shareholders' Equity
Warrants and rights outstanding				0
New Warrants | Expected Term
Shareholders' Equity
Warrants and rights outstanding | Y				5
New Warrants | volatility
Shareholders' Equity
Warrants and rights outstanding				1.2725
New Warrants | Risk free interest
Shareholders' Equity
Warrants and rights outstanding				0.0424
Warrant modification and the new warrants
Shareholders' Equity
New warrants issued | $				$ 7,200,000
Series D Preferred Stock
Shareholders' Equity
Temporary equity per share | $ / shares																			$ 0.001
Series D preferred stock dividend ratio for each common stock transferred																			0.001
Number of votes per Series D preferred stock | Vote																									1,000,000
Liquidation, cash payment per share | $ / shares																									$ 0.001
Threshold number of shares redeemed																									100
Redemption price per share | $ / shares																									$ 0.10
Series D preferred stock share transferred ratio for each common stock transferred																									0.001
Public offering
Shareholders' Equity
Expiration term of warrants									5 years
Total gross proceeds | $									$ 4,750,000
Issuance costs | $									$ 450,000																$ 625,065	$ 834,061
Public offering | Pre-funded warrants
Shareholders' Equity
Number of common warrants to purchase shares issued									537,500
Public offering | Common warrants
Shareholders' Equity
Number of common warrants to purchase shares issued									742,194
Exercise price of warrants | $ / shares									$ 6.40
At Market Issuance sales
Shareholders' Equity
Number of shares issued																					229,078
Weighted average price (per share) | $ / shares																					$ 4.72
Percentage of gross proceeds from sales of shares under ATM																						3.00%
Aggregate offering price | $																						$ 5,800,000
Issuance costs | $																									$ 24,484	$ 113,217
At Market Issuance sales | Subsequent Event
Shareholders' Equity
Number of shares issued																								628,758
Weighted average price (per share) | $ / shares																								$ 4.23
Aggregate value of shares remaining from agreement | $																								$ 2,100,000
Total gross proceeds | $																								$ 2,700,000
Convertible debt | Pontifax
Shareholders' Equity
Number of shares issued on exercise of warrants										27,651	9,139												36,790
Fair value per share | $ / shares										$ 5.60	$ 10.88
Common Stock
Shareholders' Equity
Number of shares issued on exercise of warrants																									36,790
Issuance of common stock upon exercise of warrant																										264,714
Shares issues (in shares)																										53,202
Weighted average price per share (in Dollars per share) | $ / shares																										$ 58.11
Common Stock | Exclusive option agreement
Shareholders' Equity
Number of shares issued																	1,978
Shares issued price per share | $ / shares																	$ 25.28
Period considered for average closing price																		10 days
Common Stock | Existing Warrants
Shareholders' Equity
Issuance of common stock upon exercise of warrant			703,125																						703,125
Exercise price of warrants | $ / shares			$ 6.00
Common Stock | Pre-funded warrants
Shareholders' Equity
Number of shares issued on exercise of warrants												33,525	25,001	21,125	58,625	126,438
Issuance of common stock upon exercise of warrant					124,000	130,000	117,000	69,125	97,375
Exercise price of warrants | $ / shares					$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.02			$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.02
Common Stock | New Warrants
Shareholders' Equity
Issuance of common stock upon exercise of warrant	1,376	2,190	31,250																						34,816
Exercise price of warrants | $ / shares	$ 6.40	$ 6.40	$ 6.40
Common Stock | Public offering
Shareholders' Equity
Number of shares issued									204,694							143,844
Shares issued price per share | $ / shares																$ 20.80
Common Stock | At Market Issuance sales
Shareholders' Equity
Number of shares issued																									229,078	53,202
Common Stock | Convertible debt
Shareholders' Equity
Reduction in conversion price as percentage of closing price of the common stock on the day before the delivery of the conversion notice																									90.00%